Marketable securities and investment in associate (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of marketable securities [Abstract]
Disclosure of marketable securities [Table Text Block]
	December 31, 2024 Fair value	FX and Fair Value Adjustment	December 31, 2025 Fair value
Green Matters	1,755,000	1,341,000	3,096,000
Total	$1,755,000	$1,341,000	$3,096,000

	December 31, 2023 Fair value	FX and Fair Value Adjustment	December 31, 2024 Fair value
Green Matters	1,785,510	(30,510)	1,755,000
Total	$1,785,510	$(30,510)	$1,755,000